Finance Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2020
Finance Lease Liabilities [Abstract]
Schedule of financing lease liabilities
	As of June 30, 2018	Increase/ (Decrease)	Payment	Exchange Rate Translation	As of June 30, 2019
Company vehicles	$-	$615,291	$(58,465)	$(3,941)	$552,885
Add: Unrecognized finance expense	-	22,021	-	(156)	21,865
Total financing lease liabilities	$-	$637,312	$(58,465)	$(4,097)	$574,750
	As of June 30, 2019	Increase/ (Decrease)	Payment	Exchange Rate Translation	As of June 30, 2020
Company vehicles	$552,885	$-	$(75,699)	$(15,458)	$461,728
Add: Unrecognized finance expense	21,865	26,447	-	(820)	47,492
Total financing lease liabilities	$574,750	$26,447	$(75,699)	$(16,278)	$509,220

Schedule of financing lease liabilities for reporting purposes
	As of June 30, 2020	As of June 30, 2019
Long-term portion of finance lease liabilities	$457,867	$552,885
Current maturities of finance lease liabilities	51,353	21,865
Total	$509,220	$574,750